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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Andor Capital Management, L.L.C.
Address:          1 American Lane
                  3rd Floor
                  Greenwich, CT 06831

Form 13F File Number:      028-10058

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kevin E. O'Brien
Title:            General Counsel
Phone:            203-742-7200

Signature, Place, and Date of Signing:

/s/ Kevin O'Brien                                  Greenwich, CT                             February 12, 2007
---------------------------                 ---------------------------                 ---------------------------
        [Signature]                               [City, State]                                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                           0
                                                            ------------------

Form 13F Information Table Entry Total:                                     47
                                                            ------------------

Form 13F Information Table Value Total:                             $2,513,119
                                                            ------------------
                                                                   (thousands)

2750247

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         -------           --------------------------         ------------------

         None.


                                                   Andor Capital Management LLC
                                                    Form 13F Information Table
                                                 Quarter ended December 31, 2006

                                                                                 INVESTMENT DISCRETION        VOTING AUTHORITY
                                             FAIR MARKET  SHARES OR
                           TITLE   CUSIP        VALUE     PRINCIPAL SH/  PUT/       SHARED  SHARED OTHER
ISSUER                   OF CLASS  NUMBER   (IN THOUSANDS) AMOUNT   PRN  CALL SOLE  DEFINED  OTHER MANAGERS    SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
3COM CORP                  COM    885535104         $68      16,500 SH        SOLE                           16,500
------------------------------------------------------------------------------------------------------------------------------------
ACTIVISION INC             COM    004930202      $15,913    923,000 SH        SOLE                          923,000
------------------------------------------------------------------------------------------------------------------------------------
ADOBE SYS INC              COM    00724F101      $40,503    985,000 SH        SOLE                          985,000
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVIC
ES INC CO                  COM    007903107     $144,220  7,087,000 SH        SOLE                        7,087,000
------------------------------------------------------------------------------------------------------------------------------------
AGERE SYS INC CLASS        COM    00845V308         $296     15,426 SH        SOLE                           15,426
------------------------------------------------------------------------------------------------------------------------------------
AKAMAI TECHNOLOGIES INC    COM    00971T101     $120,529  2,269,000 SH        SOLE                        2,269,000
------------------------------------------------------------------------------------------------------------------------------------
AMERICA                    SPON
MOVIL SAB DE CV            ADR L
                           SHS    02364W105      $75,327  1,665,800 SH        SOLE                        1,665,800
------------------------------------------------------------------------------------------------------------------------------------
APPLE INC                  COM    037833100     $190,042  2,240,000 SH        SOLE                        2,240,000
------------------------------------------------------------------------------------------------------------------------------------
AVAYA INC                  COM    053499109         $653     46,694 SH        SOLE                           46,694
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYSTEMS INC          COM    17275R102     $109,156  3,994,000 SH        SOLE                        3,994,000
------------------------------------------------------------------------------------------------------------------------------------
COGNIZANT TECHNOLOGY
SOLUTION                   COM    192446102     $133,024  1,724,000 SH        SOLE                        1,724,000
------------------------------------------------------------------------------------------------------------------------------------
COMMVAULT SYSTEMS INC      COM    204166102      $12,222    610,800 SH        SOLE                          610,800
------------------------------------------------------------------------------------------------------------------------------------
CTRIP.COM INTERNATIO
NAL LTD A                  ADR    22943F100      $24,012    385,000 SH        SOLE                          385,000
------------------------------------------------------------------------------------------------------------------------------------
DELL INC                   COM    24702R101      $20,197    805,000 SH        SOLE                          805,000
------------------------------------------------------------------------------------------------------------------------------------
EBAY INC                   COM    278642103       $3,157    105,000 SH        SOLE                          105,000
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC ARTS INC        COM    285512109      $88,281  1,753,000 SH        SOLE                        1,753,000
------------------------------------------------------------------------------------------------------------------------------------
ENERGY CONVERSION DE
VICES INC                  COM    292659109      $20,626    607,000 SH        SOLE                          607,000
------------------------------------------------------------------------------------------------------------------------------------
EQUINIX INC                COM    29444U502      $23,442    310,000 SH        SOLE                          310,000
------------------------------------------------------------------------------------------------------------------------------------



                                             FAIR MARKET  SHARES OR
                           TITLE   CUSIP        VALUE     PRINCIPAL SH/  PUT/       SHARED  SHARED OTHER
ISSUER                   OF CLASS  NUMBER   (IN THOUSANDS) AMOUNT   PRN  CALL SOLE  DEFINED  OTHER MANAGERS    SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
EURONET WORLDWIDE IN C     COM    298736109      $15,587    525,000 SH        SOLE                          525,000
------------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC                 CL A   38259P508     $205,282    445,800 SH        SOLE                          445,800
------------------------------------------------------------------------------------------------------------------------------------
ICICI BANK LTD             ADR    45104G104      $57,100  1,368,000 SH        SOLE                        1,368,000
------------------------------------------------------------------------------------------------------------------------------------
INTEGRATED SILICON
SOLUTION I                 COM    45812P107         $575    100,000 SH        SOLE                          100,000
------------------------------------------------------------------------------------------------------------------------------------

JUNIPER NETWORKS INC       COM    48203R104       $8,997    475,000 SH        SOLE                          475,000
------------------------------------------------------------------------------------------------------------------------------------
KLA-TENCOR CORP            COM    482480100      $25,721    517,000 SH        SOLE                          517,000
------------------------------------------------------------------------------------------------------------------------------------
LAM RESH CORP              COM    512807108       $8,504    168,000 SH        SOLE                          168,000
------------------------------------------------------------------------------------------------------------------------------------
LEVEL 3 COMMUNICATIO NS
INC CO                     COM    52729N100     $173,236 30,935,000 SH        SOLE                       30,935,000
------------------------------------------------------------------------------------------------------------------------------------
MARATHON OIL CORP          COM    565849106      $27,084    292,800 SH        SOLE                          292,800
------------------------------------------------------------------------------------------------------------------------------------
MARVELL TECHNOLOGY
GROUP LTD                  COM    G5876H105      $34,734   1810,000 SH        SOLE                         1810,000
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP             COM    594918104     $214,753   7192,000 SH        SOLE                         7192,000
------------------------------------------------------------------------------------------------------------------------------------
MOTOROLA INC               COM    620076109       $6,168    300,000 SH        SOLE                          300,000
------------------------------------------------------------------------------------------------------------------------------------
NII HLDGS INC              COM    62913F201      $16,432    255,000 SH        SOLE                          255,000
------------------------------------------------------------------------------------------------------------------------------------
NVIDIA CORP                COM    67066G104     $107,847  2,914,000 SH        SOLE                        2,914,000
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM INC               COM    747525103      $29,291    775,100 SH        SOLE                          775,100
------------------------------------------------------------------------------------------------------------------------------------
QUANTUM CORP               COM    747906204         $418    180,000 SH        SOLE                          180,000
------------------------------------------------------------------------------------------------------------------------------------
RACKABLE SYSTEMS INC       COM    750077109      $20,100    649,000 SH        SOLE                          649,000
------------------------------------------------------------------------------------------------------------------------------------
RESEARCH IN MOTION LTD     COM    760975102     $179,595  1,405,500 SH        SOLE                        1,405,500
------------------------------------------------------------------------------------------------------------------------------------
SALESFORCE COM INC         COM    79466L302      $25,260    693,000 SH        SOLE                          693,000
------------------------------------------------------------------------------------------------------------------------------------
SANDISK CORP               COM    80004C101       $5,594    130,000 SH        SOLE                          130,000
------------------------------------------------------------------------------------------------------------------------------------
SEAGATE TECHNOLOGY         COM    G7945J104     $202,282  7,633,300 SH        SOLE                        7,633,300
------------------------------------------------------------------------------------------------------------------------------------
SIRF TECHNOLOGY
HOLDINGS INC               COM    82967H101      $26,005  1,019,000 SH        SOLE                        1,019,000
------------------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS INC       COM    866810104      $52,737  9,730,000 SH        SOLE                        9,730,000
------------------------------------------------------------------------------------------------------------------------------------
TELLABS INC                COM    879664100       $1,026    100,000 SH        SOLE                          100,000
------------------------------------------------------------------------------------------------------------------------------------
TIME WARNER INC            COM    887317105       $2,940    135,000 SH        SOLE                          135,000
------------------------------------------------------------------------------------------------------------------------------------


                                             FAIR MARKET  SHARES OR
                           TITLE   CUSIP        VALUE     PRINCIPAL SH/  PUT/       SHARED  SHARED OTHER
ISSUER                   OF CLASS  NUMBER   (IN THOUSANDS) AMOUNT   PRN  CALL SOLE  DEFINED  OTHER MANAGERS    SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
TRIDENT MICROSYSTEMS INC   COM    895919108       $5,454    300,000 SH        SOLE                          300,000
------------------------------------------------------------------------------------------------------------------------------------
WESTELL TECHNOLOGIES INC   CL A   957541105         $200     80,000 SH        SOLE                           80,000
------------------------------------------------------------------------------------------------------------------------------------
WESTERN DIGITAL CORP       COM    958102105      $14,138    691,000 SH        SOLE                          691,000
------------------------------------------------------------------------------------------------------------------------------------
YAHOO INC                  COM    984332106      $24,391    955,000 SH        SOLE                          955,000
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FAIR MARKET VALUE                        $2,513,119
(in thousands)

